As filed with the Securities and Exchange Commission

                               on March 7, 1996

                                                 Registration Nos. 33-53151
                                                                   811-7167

===========================================================================
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549
                                   FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

                           Pre-Effective Amendment No.                     [ ]

                          Post-Effective Amendment No. 3                   [X]

                                      and/or

                         REGISTRATION STATEMENT UNDER THE
                          INVESTMENT COMPANY ACT OF 1940                   [ ]

                                 Amendment No. 5                           [X]

                         (Check appropriate box or boxes)

                       PRUDENTIAL EUROPE GROWTH FUND, INC.
                (Exact name of registrant as specified in charter)

                                ONE SEAPORT PLAZA
                             NEW YORK, NEW YORK 10292
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code: (212) 214-1250

                                S. Jane Rose, Esq.
                                One Seaport Plaza
                             New York, New York 10292
                     (Name and Address of Agent for Service)

     Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

          It is proposed that this filing will become effective (check appropriate box):


             [ ] immediately upon filing pursuant to paragraph (b)
             [ ] on (date) pursuant to paragraph (b)
             [x] 60 days after filing pursuant to paragraph (a)
             [ ] on (date) pursuant to paragraph (a)
             [ ] 75 days after filing pursuant to paragraph (a)(ii)
             [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485


          If appropriate, check the following box:

             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously registered an indefinite number of its shares of common stock, par value $.001 per share. The Registrant filed a Notice under such Rule for its fiscal year ended April 30, 1995 on or about June 29, 1995.

                             CROSS REFERENCE SHEET
                           (as required by Rule 495)

N-1A Item No.                                               Location

Part A
Item  1. Cover Page . . . . . . . . . . . . . . . . . . . . Cover Page
Item  2. Synopsis . . . . . . . . . . . . . . . . . . . . . Fund Expenses; Fund
                                                              Highlights
Item  3. Condensed Financial Information. . . . . . . . . . Fund Expenses; Financial
                                                            Highlights; How the Fund
                                                            Calculates Performance
Item  4. General Description of Registrant. . . . . . . . . Cover Page; Fund
                                                            Highlights; How the Fund
                                                            Invests; General
                                                            Information
Item  5. Management of the Fund . . . . . . . . . . . . . . Financial Hightlights; How
                                                            the Fund is Managed
Item 5A. Management's Discussion of Fund Performance. . . . Not Applicable
Item  6. Capital Stock and Other Securities . . . . . . . . Taxes, Dividends and
                                                            Distributions; General
                                                            Information
Item  7. Purchase of Securities Being Offered . . . . . . . Shareholder Guide; How the
                                                            Fund Values its Shares
Item  8. Redemption or Repurchase . . . . . . . . . . . . . Shareholder Guide; How
                                                            the Fund Values its Shares
Item  9. Pending Legal Proceedings. . . . . . . . . . . . . Not Applicable

Part B
Item 10. Cover Page . . . . . . . . . . . . . . . . . . . . Cover Page
Item 11. Table of Contents. . . . . . . . . . . . . . . . . Table of Contents
Item 12. General Information and History. . . . . . . . . . General Information
Item 13. Investment Objectives and Policies . . . . . . . . Investment Objective and
                                                            Policies; Investment
                                                            Restrictions
Item 14. Management of the Fund . . . . . . . . . . . . . . Directors and Officers;
                                                            Manager; Distributor
Item 15. Control Persons and Principal Holders
         of Securities. . . . . . . . . . . . . . . . . . . Not Applicable
Item 16. Investment Advisory and Other Services . . . . . . Manager; Distributor;
                                                            Custodian, Transfer and
                                                            Dividend Disbursing Agent
                                                            and Independent Accountants
Item 17. Brokerage Allocation and Other Practices . . . . . Portfolio Transactions
Item 18. Capital Stock and Other Securities . . . . . . . . Not Applicable
Item 19. Purchase, Redemption and Pricing of Securities
         Being Offered. . . . . . . . . . . . . . . . . . . Purchase and Redemption of
                                                            Fund Shares; Shareholder
                                                            Investment Account; Net
                                                            Asset Value
Item 20. Tax Status . . . . . . . . . . . . . . . . . . . . Taxes
Item 21. Underwriters . . . . . . . . . . . . . . . . . . . Distributor
Item 22. Calculation of Performance Data. . . . . . . . . . Performance Information
Item 23. Financial Statements . . . . . . . . . . . . . . . Financial Statements

Part C
     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

PRUDENTIAL EUROPE GROWTH FUND, INC.


                               (Class Z Shares)


--------------------------------------------------------------------------------


PROSPECTUS DATED APRIL 15, 1996


--------------------------------------------------------------------------------


Prudential Europe Growth Fund, Inc. (the Fund) is an open-end, diversified management investment company whose investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities (common stock, securities convertible into common stock and preferred stock) of companies domiciled in Europe. Under normal circumstances, the Fund intends to invest at least 65% of its total assets in such securities. The Fund may also invest in equity securities of other companies and in non-convertible debt securities and may engage in various derivative transactions such as options on stocks, stock indices, foreign currencies, futures contracts on foreign currencies and foreign currency exchange contracts and the purchase and sale of futures contracts on foreign currencies and groups of currencies and on financial or stock indices to hedge its portfolio and to attempt to enhance returns. There can be no assurance that the Fund's investment objective will be achieved. See 'How the Fund Invests -- Investment Objective and Policies.' The Fund's address is One Seaport Plaza, New York, New York 10292, and its telephone number is (800) 225-1852.



The Fund is not intended to constitute a complete investment program. Because of its investment objective and policies, including its European orientation, the Fund is subject to greater investment risks than certain other mutual funds. See 'How the Fund Invests -- Risk Factors and Special Considerations of Investing in Foreign Securities.'



-------------------------------------------------------------------------------
Class Z shares are offered exclusively for sale to the PSI Cash Balance Pension Plan, an employee benefit plan sponsored by Prudential Securities Incorporated (the PSI Pension Plan or the Plan). Only Class Z shares are offered through this Prospectus. The Fund also offers Class A, Class B and Class C shares through the attached Prospectus dated June 30, 1995 (the Retail Class Prospectus) which is a part hereof.
-------------------------------------------------------------------------------




This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated June 30, 1995, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund, at the address or telephone number noted above.


--------------------------------------------------------------------------------


Investors are advised to read this Prospectus and retain it for future reference.


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                                 FUND EXPENSES

                                                    CLASS Z SHARES
                                                    --------------

SHAREHOLDER TRANSACTION EXPENSES

      Maximum Sales Load Imposed on Purchases
        (as a percentage of offering price).......        None

      Maximum Sales Load or Deferred Sales Load
       Imposed on Reinvested Dividends............        None

      Deferred Sales Load (as a percentage of
       original purchase price or redemption
       proceeds,
        whichever is lower).......................        None

      Redemption Fees.............................        None

      Exchange Fee................................        None


                                                       CLASS Z
                                                       SHARES
                                                    --------------

ANNUAL FUND OPERATING EXPENSES*
(as a percentage of average net assets)

      Management Fees.............................         .75%

      12b-1 Fees..................................        None

      Other Expenses..............................         .84
                                                         -----

      Total Fund Operating Expenses...............        1.59%
                                                         -----
                                                         -----



EXAMPLE                                               1 YEAR          3 YEARS

--------------------------------------------------  -----------  -----------------

You would pay the following expenses on a $1,000 investment, assuming:
  (1) 5% annual return and (2) redemption at the end of each time period:

      Class Z ....................................    $16           $ 50



   The above example is based on expenses expected to have been incurred if Class Z shares had been in existence during the entire fiscal year ended April 30, 1995. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.



   The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in Class Z shares of the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see 'How the Fund is Managed' in the Retail Class Prospectus. 'Other Expenses' includes operating expenses of the Fund, such as Directors' and professional fees, registration fees, reports to shareholders, transfer agency and custodian fees and franchise taxes.

   ------------------------


   *Estimated based on expenses expected to have been incurred if Class Z shares had been in existence during the entire fiscal year ended April 30, 1995.

THE FOLLOWING INFORMATION SUPPLEMENTS 'HOW THE FUND IS MANAGED--DISTRIBUTOR' IN THE RETAIL CLASS PROSPECTUS:


          Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which are reimbursed by or paid for by the Fund.





THE FOLLOWING INFORMATION SUPPLEMENTS 'HOW THE FUND VALUES ITS SHARES' IN THE RETAIL CLASS PROSPECTUS:


         The NAV of Class Z shares will generally be higher than the NAV of the Class A, Class B or Class C shares because Class Z shares are not subject to any distribution and/or service fee. It is expected, however, that the NAV of the four classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution-related expense accrual differential among the classes.


THE FOLLOWING INFORMATION SUPPLEMENTS 'TAXES, DIVIDENDS AND
DISTRIBUTIONS--TAXATION OF SHAREHOLDERS' IN THE RETAIL CLASS PROSPECTUS:


          As a qualified plan, the PSI Pension Plan generally pays no federal income tax. Individual participants in the Plan should consult the Plan documents and their own tax advisers for information on the tax consequences associated with participating in the PSI Pension Plan.



         The per share dividends on Class Z shares will generally be higher than the per share dividends on Classes A, Class B or Class C shares because Class Z shares are not subject to any distribution or service fee.


THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER 'SHAREHOLDER GUIDE--HOW TO BUY SHARES OF THE FUND' AND 'SHAREHOLDER GUIDE--HOW TO SELL YOUR SHARES' IN THE RETAIL CLASS PROSPECTUS:


          Class Z shares of the Fund are offered exclusively for sale to the PSI Pension Plan. Such shares may be purchased or redeemed only by the Plan on behalf of individual plan participants at NAV without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The PSI Pension Plan purchases and redeems shares pursuant to the investment choices of the PSI Pension Committee. All purchases through the Plan will be for Class Z shares.


          The average net asset value per share at which shares of the Fund are purchased or redeemed by the Plan might be more or less than the net asset value per share prevailing at the time it made its investment choice.


THE FOLLOWING INFORMATION SUPPLEMENTS 'SHAREHOLDER GUIDE--HOW TO EXCHANGE YOUR SHARES' IN THE RETAIL CLASS PROSPECTUS:


          The PSI Pension Plan may only exchange its Class Z shares for Class Z shares of those Prudential Mutual Funds which permit investment by the

     Plan.


THE INFORMATION ABOVE ALSO SUPPLEMENTS THE INFORMATION UNDER 'FUND HIGHLIGHTS' IN THE RETAIL CLASS PROSPECTUS AS APPROPRIATE.

                      PRUDENTIAL EUROPE GROWTH FUND, INC.
                      Supplement dated April 15, 1996 to
                        Prospectus dated June 30, 1995


THE FOLLOWING INFORMATION SUPPLEMENTS 'FINANCIAL HIGHLIGHTS' IN THE PROSPECTUS:

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED) (CLASS A, CLASS B AND
                                CLASS C SHARES)


     The following financial highlights for Class A, Class B and Class C shares are unaudited. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class A, Class B and Class C share of common stock, respectively, outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. The information has been determined based on data contained in the financial statements. No Class Z shares were outstanding during the indicated period.


                                           SIX MONTHS ENDED OCTOBER 31, 1995
                                           --------------------------------
PER SHARE OPERATING PERFORMANCE:(c)        CLASS A     CLASS B      CLASS C
                                           -------     --------     -------
Net asset value, beginning of period....   $ 11.77     $  11.69     $ 11.69
                                           -------     --------     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...................       .05           --         .01
Net realized and unrealized gain (loss)
  on investments........................      1.27         1.26        1.25
                                           -------     --------     -------
       Total from investment
          operations....................      1.32         1.26        1.26
                                           -------     --------     -------
Net asset value, end of period..........   $ 13.09     $  12.95     $ 12.95
                                           -------     --------     -------
                                           -------     --------     -------
TOTAL RETURN(b).........................     11.22%       10.78%      10.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........   $48,836     $129,430     $ 8,093
Average net assets (000)................   $46,260     $120,614     $ 7,876
Ratios to average net assets:(a)
  Expenses, including distribution
     fees...............................      1.67%        2.44%       2.41%

  Expenses, excluding distribution
     fees...............................      1.42%        1.44%       1.41%
  Net investment income.................       .81%        (.01)%      (.07)%
Portfolio turnover rate.................        19%          19%         19%




------------------
(a) Annualized.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Based on average shares outstanding, by class.

THE FOLLOWING INFORMATION SUPPLEMENTS 'GENERAL INFORMATION--DESCRIPTION OF COMMON STOCK' IN THE PROSPECTUS:


     The Fund is authorized to offer 2 billion shares of common stock, $.001 par value per share, divided into four classes of shares, designated Class A, Class B, Class C and Class Z shares, each consisting of 500 million authorized shares. Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares which are not subject to any distribution and/or service fee), (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to the PSI Cash Balance Pension Plan. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fee. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Directors may determine. Currently, the Fund is offering four classes, designated Class A, Class B, Class C and Class Z shares.
MF160A-1

                      PRUDENTIAL EUROPE GROWTH FUND, INC.
                      Supplement dated April 15, 1996 to

            Statement of Additional Information dated June 30, 1995




THE FOLLOWING INFORMATION SUPPLEMENTS 'DISTRIBUTOR' IN THE STATEMENT OF ADDITIONAL INFORMATION:


          Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which are reimbursed by or paid for by the Fund.


THE FOLLOWING INFORMATION SUPPLEMENTS 'PURCHASE AND REDEMPTION OF FUND SHARES' IN THE STATEMENT OF ADDITIONAL INFORMATION:


          Shares of the Fund may be purchased at a price equal to the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). Class Z shares of the Fund are not subject to any sales or redemption charge and are offered exclusively for sale to the PSI Cash Balance Pension Plan, a defined contribution plan sponsored by Prudential Securities (the PSI Pension Plan). See 'Shareholder Guide--How to Buy Shares of the Fund' in the Prospectus.



          Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales or redemption charge or to any distribution and/or service fee), (ii) each class has exclusive voting rights with respect to any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and
     (v) Class Z shares are offered exclusively for sale to the PSI Pension Plan. See 'Distributor' and 'Shareholder Investment Account--Exchange Privilege.'



SPECIMEN PRICE MAKE-UP


     Under the current distribution arrangement between the Fund and the Distributor, Class A shares are sold with a maximum sales charge of 5% and Class B*, Class C* and Class Z** shares are sold at net asset value. Using the Fund's net asset value at October 31, 1995, the maximum offering price of the Fund's shares is as follows:



CLASS A
  Net asset value and redemption price per Class A
     share........................................   $11.77
  Maximum sales charge (4% of offering price).....      .62
                                                     ------
  Offering price to public........................    12.39
                                                     ------
                                                     ------
CLASS B
  Net asset value, offering price and redemption
     price per Class B share*.....................   $11.69
                                                     ------
                                                     ------
CLASS C
  Net asset value, offering price and redemption
     price per Class C share*.....................   $11.69
                                                     ------
                                                     ------
CLASS Z
  Net asset value, offering price and redemption
     price per Class Z share**....................   $11.77
                                                     ------
                                                     ------


        --------------------------


         * Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions. See 'Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges' in the Prospectus.


        ** Class Z shares were not offered prior to April 15, 1996.

THE FOLLOWING INFORMATION SUPPLEMENTS 'SHAREHOLDER INVESTMENT ACCOUNT--EXCHANGE PRIVILEGE' IN THE STATEMENT OF ADDITIONAL INFORMATION:


          CLASS Z. Class Z shares may be exchanged for Class Z shares of the funds listed below which participate in the PSI Pension Plan. No fee or sales load will be imposed upon the exchange.



         Prudential Equity Income Fund


         Prudential Pacific Growth Fund, Inc.


THE FOLLOWING INFORMATION SUPPLEMENTS 'PERFORMANCE INFORMATION' IN THE STATEMENT OF ADDITIONAL INFORMATION:


          AVERAGE ANNUAL TOTAL RETURN. The Fund may from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B, Class C and Class Z shares. See 'How the Fund Calculates Performance' in the Prospectus.


          The average annual total return for Class A shares for the one year and since inception (July 13, 1994) periods ended October 31, 1995 was 12.5%, and 8.9%, respectively. The average annual total return for the Class B shares of the Fund for the one year and since inception (July 13, 1994) periods ended on October 31, 1995 was 12.3% and 9.4%, respectively. The average annual total return for Class C shares for the one year and since inception (July 13, 1994) periods ended October 31, 1995 was 16.3% and 12.6%, respectively. During these periods, no Class Z shares were outstanding.



          AGGREGATE TOTAL RETURN. The Fund may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B, Class C and Class Z shares. See 'How the Fund Calculates Performance' in the Prospectus.


          The aggregate total return for Class A shares for the one year and since inception (July 13, 1994) periods ended October 31, 1995 was 12.6% and 14.8%, respectively. The aggregate total return with respect to the

     Class B shares of the Fund for the one year and since inception (July 13, 1994) periods ended on October 31, 1995 was 11.6%, and 13.6%, respectively. The aggregate total return for Class C shares for the one year and since inception (July 13, 1994) periods ended October 31, 1995 was 11.6% and 13.6%, respectively. During these periods, no Class Z shares were outstanding.





THE FOLLOWING INFORMATION SUPPLEMENTS 'DIRECTORS AND OFFICERS' IN THE STATEMENT OF ADDITIONAL INFORMATION:


          As of February 9, 1996, the directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of the Fund.



          As of February 9, 1996 The Prudential Insurance Company of America,
Attn: Ms. Dawne Erwin, P.O. Box 1084, Newark, NJ 07101-1084, owned 1,142,300 Class A shares (approximately 32% of the outstanding Class A shares).



         As of February 9, 1996, Prudential Securities was the record holder for other beneficial owners of 1,709,204 Class A shares (or approximately 48% of the outstanding Class A shares), 7,764,006 Class B shares (or approximately 81% of the outstanding Class B shares) and 521,246 Class C shares (or approximately 89% of the outstanding Class C shares) of the Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.



          The following financial statements are unaudited and are based upon the results of operations for the interim period ended October 31, 1995. Included therein are all adjustments, if any, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented.

Portfolio of Investments as of
October 31, 1995 (Unaudited)      PRUDENTIAL EUROPE GROWTH FUND, INC.
---------------------------------------------------------------------
Shares      Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--91.0%
COMMON STOCKS--88.7%
------------------------------------------------------------
Belgium--3.7%
   32,800   Barco Industries N.V. (Electronics)    $   3,691,409
    4,375   Bekaert S.A., N.V. (Industrial
              components)                              3,217,054
                                                   -------------
                                                       6,908,463
------------------------------------------------------------
Denmark--1.3%
   35,800   Danske Traelastkomp (Retailing)            2,554,688
------------------------------------------------------------
Federal Republic Of Germany--5.2%
   25,100   SAP AG (Electronics)                       3,976,802
   34,000   Hornbach AG (Retailing)                    1,713,576
    6,620   Linde AG (Machinery & engineering)         4,064,809
                                                   -------------
                                                       9,755,187
------------------------------------------------------------
Finland--3.1%
  100,400   Nokia Corp.* (Television &
              electronics)                             5,744,057
------------------------------------------------------------
France--16.6%
    5,400   Carrefour* (Retailing)                     3,177,056
   30,900   Imetal S.A. (Miscellaneous materials
              & commodities)                           3,646,092
   60,750   La Farge Coppee (Building materials
              & components)                            4,033,407
   19,000   Legrand S.A. (Electronics)                 3,183,857
   26,400   Rexel S.A. (Electronics)                   4,272,457
   27,851   Sidel S.A. (Machinery & engineering)       9,687,801
   66,200   Valeo S.A. (Automotive)                    2,995,715
                                                   -------------
                                                      30,996,385
------------------------------------------------------------
Italy--3.3%
  244,000   Bulgari* (Retailing)                   $   2,123,828
2,378,300   Telecom Italia Mobile*
              (Telecommunications)                     3,998,253
                                                   -------------
                                                       6,122,081
------------------------------------------------------------

Netherlands--4.6%
   41,600   Hagemeyer (Wholesaling)                    2,070,320
   15,550   Heineken NV (Food & beverages)             2,756,830
   82,000   Randstad Holdings (Business
              Services)                                3,696,711
                                                   -------------
                                                       8,523,861
------------------------------------------------------------
Spain--7.6%
   24,676   Acerinox S.A. (Regd) (Metals-steel)        2,598,668
   20,700   Banco Popular Esp. (Regd) (Banking)        3,289,434
  274,800   Centros Commerciales (Pryca)
              (Retailing)                              5,855,487
  183,100   Dragados y Construcciones
              (Construction & housing)                 2,400,940
                                                   -------------
                                                      14,144,529
------------------------------------------------------------
Sweden--8.9%
  152,500   Allgon AB Free (Telecommunications)        2,311,062
  162,900   Astra B Free (Health & personal
              care)                                    5,895,329
   36,100   Autoliv AB Free (Automotive)               2,073,996
   43,600   Hennes & Mauritz B Free (Retailing)        2,853,330
   67,600   Missouri Och Domsjo AB* (Forest
              products & paper)                        3,445,396
                                                   -------------
                                                      16,579,113
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                            3

Portfolio of Investments as of
October 31, 1995 (Unaudited)      PRUDENTIAL EUROPE GROWTH FUND, INC.
---------------------------------------------------------------------
Shares      Description                     Value (Note 1)
------------------------------------------------------------
United Kingdom--30.9%
  257,400   Barclays Bank (Banking)                $   3,022,555
   72,400   Britannic Assurance (Insurance)              808,375
  197,700   British Land Co. (Real estate)             1,134,965
   31,800   British Land PLC, Res.* (Real
              estate)                                    182,559
  192,200   British Petroleum (Energy sources)         1,413,434
  469,100   BTR (Multi-industry)                       2,492,723
  817,700   Bunzl (Paper, Packaging & Printing)        2,612,249
  177,100   Commercial Union PLC (Insurance)           1,716,913
  577,500   Compass Group (Leisure & tourism)          3,927,261
  511,700   Electrocomponents PLC (Electronics)        2,621,982
  213,900   EMAP Publishing PLC (Graphics &
              publishing)                              1,762,454
  490,400   Filtronic Comtek PLC* (Electronics)        3,683,947
  437,400   Grand Metropolitan (Food &
              beverages)                               3,029,857
  271,800   Guest Keen & Nettlefolds
              (Automotive)                             3,468,904
  246,000   Legal & General Group (Insurance)          2,659,150
  489,500   London Clubs International (Leisure
              & tourism)                               3,181,733
  201,700   Matthew Clark PLC (Food & beverages)       2,031,957
  240,600   Pearson* (Broadcasting & publishing)       2,391,499
  358,000   Siebe PLC (Machinery & engineering)        4,260,483
  146,700   Smith Holdings (Forest products &
              paper)                                   1,336,355
  268,600   SmithKline Beecham (Pharmaceuticals
              & cosmetics)                             2,805,744
  132,000   Unilever (Food & household products)       2,565,636
1,078,900   Vodafone Group PLC
              (Telecommunications)                     4,461,924
                                                   -------------
                                                      57,572,659
------------------------------------------------------------
United States--3.5%
  127,300   Gucci Group* NV (Retailing)            $   3,819,000
   59,000   SGS Thompson Microelectronics NV*
              (Television & electronics)               2,669,750
                                                   -------------
                                                       6,488,750
                                                   -------------
            Total common stocks
              (cost US$136,540,012)                  165,389,773
                                                   -------------

PREFERRED STOCKS--2.3%
------------------------------------------------------------
Federal Republic Of Germany--2.3%
    1,600   Hornbach AG (Retailing)                    1,607,098
   14,500   Jungheinrich AG (Machinery &
              engineering)                             2,665,839
                                                   -------------
            Total preferred stocks
              (cost US$5,077,240)                      4,272,937
                                                   -------------
            Total long-term investments
              (cost US$141,617,252)                  169,662,710
                                                   -------------
Principal
Amount
(000)
SHORT-TERM INVESTMENTS--2.6%
------------------------------------------------------------
U.S. Government Securities--2.6%
   $4,835   Federal Home Loan Mortgage
              Corporation,
              Zero Coupon, 11/1/95
              (cost US$4,834,214)                      4,834,214
                                                   -------------
------------------------------------------------------------
Total Investments--93.6%
            (cost US$146,451,466; Note 4)            174,496,924
            Other assets in excess of
              liabilities--6.4%                       11,862,446
                                                   -------------
            Net Assets--100%                       $ 186,359,370
                                                   -------------
                                                   -------------
---------------
*Non-income producing security.
--------------------------------------------------------------------------------
4                                            See Notes to Financial Statements.

Statement of Assets and Liabilities
(Unaudited)                                PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

Assets                                                                                                        October 31, 1995
Investments, at value (cost $146,451,466)....................................................................      $174,496,924
Foreign currency, at value (cost $11,377,530)................................................................        11,713,654
Receivable for investments sold..............................................................................         7,380,000
Receivable for foreign currency..............................................................................         2,048,595
Dividends and interest receivable............................................................................           462,605
Receivable for Fund shares sold..............................................................................           147,632
Deferred expenses............................................................................................           174,864
                                                                                                                   ------------
   Total assets..............................................................................................       196,424,274
                                                                                                                   ------------
Liabilities
Payable for investments purchased............................................................................         5,977,276
Bank overdraft...............................................................................................         2,543,478
Payable for foreign currency.................................................................................           999,725
Payable for Fund shares reacquired...........................................................................           202,882
Due to Distributors..........................................................................................           126,218
Due to Manager...............................................................................................           118,389
Accrued expenses.............................................................................................            96,936
                                                                                                                   ------------
   Total liabilities.........................................................................................        10,064,904
                                                                                                                   ------------
Net Assets...................................................................................................      $186,359,370
                                                                                                                   ------------
                                                                                                                   ------------
Net assets were comprised of:
   Common stock, at par......................................................................................      $     14,351
   Paid-in capital in excess of par..........................................................................       164,275,962
                                                                                                                   ------------
                                                                                                                    164,290,313
   Undistributed net investment income.......................................................................           100,981
   Accumulated net realized loss on investment and foreign currency transactions.............................        (6,413,614)
   Net unrealized appreciation on investments and foreign currencies.........................................        28,381,690
                                                                                                                   ------------
   Net assets, October 31, 1995..............................................................................      $186,359,370
                                                                                                                   ------------
                                                                                                                   ------------

Class A:
   Net asset value and redemption price per share
      ($48,836,155 / 3,730,620 shares of common stock issued and outstanding)................................            $13.09
   Maximum sales charge (5.00% of offering price)............................................................               .69
                                                                                                                         ------
   Maximum offering price to public..........................................................................            $13.78
                                                                                                                         ------
                                                                                                                         ------
Class B:
   Net asset value, offering price and redemption price per share
      ($129,429,897 / 9,995,668 shares of common stock issued and outstanding)...............................            $12.95
                                                                                                                         ------
                                                                                                                         ------
Class C:
   Net asset value, offering price and redemption price per share
      ($8,093,318 / 624,902 shares of common stock issued and outstanding)...................................            $12.95
                                                                                                                         ------
                                                                                                                         ------

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                             5

PRUDENTIAL EUROPE GROWTH FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                     Ended
                                                  October 31,
Net Investment Income                                1995
                                                  -----------
Income
   Dividends (net of foreign withholding taxes
      of $241,767).............................   $ 1,993,822
   Interest....................................       153,415
                                                  -----------
      Total income.............................     2,147,237
                                                  -----------
Expenses
   Distribution fee--Class A...................        58,141
   Distribution fee--Class B...................       606,363
   Distribution fee--Class C...................        39,597
   Management fee..............................       660,620
   Transfer agent's fees and expenses..........       237,000
   Custodian's fees and expenses...............       180,000
   Registration fees...........................        60,000
   Reports to shareholders.....................        30,000
   Amortization of organization expense........        25,000
   Directors' fees and expenses................        21,600
   Audit fee and expenses......................        10,000
   Legal fees and expenses.....................         7,500

   Miscellaneous...............................        27,894
                                                  -----------
      Total operating expenses.................     1,963,715
                                                  -----------
Net investment income..........................       183,522
                                                  -----------

Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized loss on:
   Investment transactions.....................    (1,898,496)
   Foreign currency transactions...............       (82,541)
                                                  -----------
                                                   (1,981,037)
                                                  -----------
Net change in unrealized
   appreciation/depreciation on:
   Investments.................................    18,698,354
   Foreign currencies..........................       310,669
                                                  -----------
                                                   19,009,023
                                                  -----------
Net gain on investments and foreign
   currencies..................................    17,027,986
                                                  -----------
Net Increase in Net Assets
Resulting from Operations......................   $17,211,508
                                                  -----------
                                                  -----------


PRUDENTIAL EUROPE GROWTH FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                    Six Months       July 13, 1994D
                                      Ended             Through
Increase (Decrease)                October 31,         April 30,
in Net Assets                          1995               1995
                                   ------------    ------------------
Operations
   Net investment gain (loss)....  $    183,522       $   (507,198)
   Net realized loss on
      investment and foreign
      currency transactions......    (1,981,037)        (4,674,403)
   Net change in unrealized
      appreciation/depreciation
      of investments and foreign
      currencies.................    19,009,023          9,372,667
                                   ------------       ------------
   Net increase in net assets
      resulting from
      operations.................    17,211,508          4,191,066
                                   ------------       ------------

Fund share transactions (net of
   share conversions) (Note 5)
   Net proceeds from shares
      sold.......................    93,319,680        189,831,561
   Cost of shares reacquired.....   (79,476,324)       (38,818,121)
                                   ------------       ------------
   Net increase in net assets
      from Fund share
      transactions...............    13,843,356        151,013,440
                                   ------------       ------------
Total increase...................    31,054,864        155,204,506
Net Assets
Beginning of period..............   155,304,506            100,000
                                   ------------       ------------
End of period....................  $186,359,370       $155,304,506
                                   ------------       ------------
                                   ------------       ------------

---------------
DCommencement of investment operations.

--------------------------------------------------------------------------------
6                                            See Notes to Financial Statements.

Notes to Financial Statements (Unaudited)    PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------
Prudential Europe Growth Fund, Inc. (the ``Fund''), which was incorporated in Maryland on March 18, 1994, is an open-end, diversified management investment company. The Fund had no operations other than the issuance of 2,924 shares each of Class A, Class B and Class C common stock for $100,000 on June 15, 1994 to Prudential Mutual Fund Management, Inc. (``PMF''). The Fund commenced investment operations on July 13, 1994. The investment objective of the Fund is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in Europe.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange as reported by a major bank;

(ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at fiscal year end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains on investment transactions.

Net realized losses on foreign currency transactions of $82,541 represents net foreign exchange gains or losses from holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)    PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------
Equalization: The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of reacquisitions of Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Fund's shares.

Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the A.I.C.P.A.'s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect caused by applying this statement was to decrease accumulated net investment income by $82,541, and decrease accumulated net realized loss on investments and foreign currency transactions by $82,541 for the six months ended October 31, 1995.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Deferred Organization Expenses: Approximately $250,000 of expenses were incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a period of sixty months from the date the Fund commenced investment operations.

Note 2. Agreements

The Fund has a management agreement with PMF. Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PMF is computed daily and payable monthly, at an annual rate of .75 of 1% of the average daily net assets of the Fund.

The Fund has distribution agreements with Prudential Mutual Fund Distributors, Inc. (``PMFD''), which acts as the distributor of the Class A shares of the Fund, and with Prudential Securities Incorporated (``PSI''), which acts as distributor of the Class B and Class C shares of the Fund (collectively the ``Distributors''). The Fund compensates the Distributors for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the ``Class A, B and C Plans'') regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B and Class C Plans, the Fund compensates the Distributors for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the period ended October 31, 1995.

PMFD has advised the Fund that it has received approximately $61,200 in front-end sales charges resulting from sales of Class A shares during the six months ended October 31, 1995. From these fees, PMFD paid such sales charges to PSI and Pruco Securities Corporation, affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Fund that for the six months ended October 31, 1995, it received approximately $209,100 and $4,100 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC are (indirect) wholly-owned subsidiaries of The Prudential Insurance Company of America (``Prudential'').
--------------------------------------------------------------------------------
8

Notes to Financial Statements (Unaudited)    PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly owned subsidiary of PMF, serves as the Fund's transfer agent. During the period ended October 31, 1995, the Fund incurred fees of approximately $117,400 for the services of PMFS. As of October 31, 1995, approximately $20,600 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the period ended October 31, 1995 were $34,517,227 and $30,213,006, respectively.

The United States federal income tax basis of the Fund's investments is substantially the same as for financial reporting purposes and, accordingly, as of October 31, 1995 net unrealized appreciation for federal income tax purposes was $28,381,690 (gross unrealized appreciation--$31,883,386; gross unrealized depreciation--$3,501,696). For federal income tax purposes, the Fund had a capital loss carryforward as of April 30, 1995 of approximately $426,600 all of which expires in 2003. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

The Fund will elect to treat net capital losses of approximately $4,088,500 incurred in the six month period ended April 30, 1995 as having been incurred in the current fiscal year.

------------------------------------------------------------
Note 5. Capital

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.00%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange priviledge is also available for shareholders who qualified to purchase Class A shares at net asset value. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. There are 2 billion shares of $.001 par value common stock authorized and divided into three classes, designated Class A, Class B and Class C. Of the authorized shares, 1 billion shares consist of Class A common stock and 500 million shares consist of, each, Class B and Class C common stock.

Transactions in shares of common stock were as follows:

Class A                                 Shares         Amount
------------------------------------  ----------    ------------
Six months ended October 31, 1995:
Shares sold.........................   4,663,341    $ 59,529,487
Shares reacquired...................  (4,563,772)    (58,366,315)
                                      ----------    ------------
Net increase in shares outstanding
  before conversion.................      99,569       1,163,172
Shares issued upon conversion from
  Class B & C.......................      65,634         831,154
                                      ----------    ------------
Net increase in shares
  outstanding.......................     165,203    $  1,994,326
                                      ----------    ------------
                                      ----------    ------------
July 13, 1994D through
April 30, 1995:
Shares sold.........................   4,562,903    $ 51,186,584
Shares reacquired...................  (1,479,247)    (16,487,105)
                                      ----------    ------------
Net increase in shares
  outstanding before conversion.....   3,083,656      34,699,479
Shares issued upon conversion
  from Class B......................     481,761       5,270,536
                                      ----------    ------------
Net increase in shares
  outstanding.......................   3,565,417    $ 39,970,015
                                      ----------    ------------
                                      ----------    ------------
Class B
------------------------------------
Six months ended October 31, 1995:
Shares sold.........................   2,457,799    $ 31,352,562
Shares reacquired...................  (1,475,650)    (18,771,604)
                                      ----------    ------------
Net increase in shares outstanding
  before conversion.................     982,149      12,580,958
Shares reaquired upon conversion
  into Class A......................     (63,320)       (793,833)
                                      ----------    ------------
Net increase in shares
  outstanding.......................     918,829    $ 11,787,125
                                      ----------    ------------
                                      ----------    ------------

July 13, 1994D through
April 30, 1995:
Shares sold.........................  11,500,827    $130,710,033
Shares reacquired...................  (1,939,571)    (21,509,277)
                                      ----------    ------------
Net increase in shares
  outstanding before conversion.....   9,561,256     109,200,756
Shares reacquired upon conversion
  into Class A......................    (484,417)     (5,270,536)
                                      ----------    ------------
Net increase in shares
  outstanding.......................   9,076,839    $103,930,220
                                      ----------    ------------
                                      ----------    ------------

--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)    PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

Class C                                 Shares         Amount
------------------------------------  ----------    ------------
Six months ended October 31, 1995:
Shares sold.........................     186,910    $  2,437,631
Shares reacquired...................    (180,410)     (2,338,405)
                                      ----------    ------------
Net increase in shares outstanding
  before conversion.................       6,500          99,226
Shares reaquired upon conversion
  into Class A......................      (2,832)        (37,321)
                                      ----------    ------------
Net increase in shares
  outstanding.......................       3,668    $     61,905
                                      ----------    ------------
                                      ----------    ------------
July 13, 1994D through
April 30, 1995:
Shares sold.........................     694,581    $  7,934,944
Shares reacquired...................     (73,347)       (821,739)
                                      ----------    ------------
Net increase in shares
  outstanding.......................     621,234    $  7,113,205
                                      ----------    ------------
                                      ----------    ------------

---------------
DCommencement of investment operations.
--------------------------------------------------------------------------------
10

Financial Highlights (Unaudited)             PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

                                                            Class A                       Class B                Class C
                                                  ---------------------------     ------------------------     -----------
                                                                   July 13,                       July 13,
                                                  Six Months        1994(b)       Six Months      1994(b)      Six Months
                                                     Ended          through          Ended        through         Ended
                                                  October 31,      April 30,      October 31,      April       October 31,
                                                     1995            1995            1995         30, 1995        1995
                                                  -----------     -----------     -----------     --------     -----------
PER SHARE OPERATING PERFORMANCE(c):
Net asset value, beginning of period..........      $   11.77       $   11.40       $   11.69     $  11.40       $   11.69
                                                  -----------     -----------     -----------     --------     -----------
Income from investment operations
Net investment gain (loss)....................            .05             .01              --         (.06)            .01
Net realized and unrealized gain on investment
   and foreign currency transactions                     1.27             .36            1.26          .35            1.25
                                                  -----------     -----------     -----------     --------     -----------
   Total from investment operations...........           1.32             .37            1.26          .29            1.26
                                                  -----------     -----------     -----------     --------     -----------
Net asset value, end of period................      $   13.09       $   11.77       $   12.95     $  11.69       $   12.95
                                                  -----------     -----------     -----------     --------     -----------
                                                  -----------     -----------     -----------     --------     -----------
TOTAL RETURN(d):..............................          11.22%           3.25%          10.78%        2.54%          10.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............      $  48,836       $  41,963       $ 129,430     $106,081       $   8,093
Average net assets (000)......................      $  46,260       $  29,598       $ 120,614     $ 85,623       $   7,876
Ratios to average net assets(a):
   Expenses, including distribution fees......           1.67%           1.84%           2.44%        2.59%           2.41%
   Expenses, excluding distribution fees......           1.42%           1.59%           1.44%        1.59%           1.41%
   Net investment income (loss)...............            .81%            .06%           (.01)%       (.71)%          (.07)%
Portfolio turnover rate.......................             19%             25%             19%          25%             19%

                                                  Class C
                                                -----------
                                                 July 13,
                                                  1994(b)
                                                  through
                                                 April 30,
                                                   1995
                                                -----------
PER SHARE OPERATING PERFORMANCE(c):
Net asset value, beginning of period..........    $   11.40
                                                -----------
Income from investment operations
Net investment gain (loss)....................         (.06)
Net realized and unrealized gain on investment
   and foreign currency transactions                    .35
                                                -----------
   Total from investment operations...........          .29
                                                -----------
Net asset value, end of period................    $   11.69
                                                -----------
                                                -----------
TOTAL RETURN(d):..............................         2.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............    $   7,260
Average net assets (000)......................    $   6,094
Ratios to average net assets(a):
   Expenses, including distribution fees......         2.59%
   Expenses, excluding distribution fees......         1.59%
   Net investment income (loss)...............         (.71)%
Portfolio turnover rate.......................           25%

---------------
 (a) Annualized
 (b) Commencement of investment operations.
 (c) Based on average shares outstanding, by class.
 (d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                            11


MF160B-1

     The Prospectus and Statement of Additional Information dated June 30,
1995, as supplemented, are incorporated herein by reference in their entirety from Post-Effective Amendment No. 2 to Registrant's Registration Statement (File Nos. 33-53151 and 811-7167) filed via EDGAR on June 30, 1995.

                                   PART C

                             OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

     (a) Financial Statements:

          (1) Financial Statements included in the Prospectus constituting Part A of this Registration Statement:


               Financial Highlights for the period from July 13, 1994 (commencement of operations) through April 30, 1995 and the six months ended October 31, 1995
               (unaudited).


          (2) Financial Statements included in the Statement of Additional Information constituting Part B of this
               Registration Statement:


               Portfolio of Investments at April 30, 1995 (audited) and October 31, 1995 (unaudited).



               Statement of Assets and Liabilities as of April 30, 1995 (audited) and the six months ended October 31, 1995 (unaudited).



               Statement of Operations for the period from July
               13, 1994 (commencement of operations) through April 30, 1995 (audited) and the six months ended
               October 31, 1995 (unaudited).


               Statement of Changes in Net Assets for the period from July 13, 1994 (commencement of operations) through April 30, 1995.

               Notes to Financial Statements.


               Financial Highlights for the period from July 13, 1994 (commencement of operations) through April 30, 1995 (audited) and the six months ended August 31, 1995 (unaudited).


               Independent Auditors' Report.

     (b) Exhibits:

          1. (a) Articles of Incorporation, incorporated by reference to Exhibit 1 to the Registration
                    Statement on Form N-1A (File No. 33-53151) filed on April 15, 1994).


               (b) Certificate of Correction to Articles of Incorporation, incorporated by reference to
                    Exhibit 1 to the Registration Statement on
                    Form N-1A (File No. 33-53151) filed on
                    January 6, 1995.



               (c)  Articles Supplementary.*


          2. By-Laws, incorporated by reference to Exhibit 2 to the Registration Statement on Form N-1A (File No.
               33-53151) filed on April 15, 1994).

          3.   Not Applicable.

          4. Instruments defining rights of shareholders, incorporated by reference to Exhibit 4 to the

               Registration Statement on Form N-1A (File No. 33-
               53151) filed on April 15, 1994).

          5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5 to the Registration Statement on Form N-1A (File No. 33-53151) filed on January 6, 1995.

               (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit 5 to the Registration Statement on Form N-1A (File No. 33-53151) filed on January 6, 1995.


          6. (a) Distribution Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc. (Class A Shares), incorporated by reference to Exhibit No. 6(a) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-53151) filed via EDGAR on June 30, 1995.



               (b) Distribution Agreement between the Registrant and Prudential Securities Incorporated (Class
                    B shares), incorporated by reference to
                    Exhibit No. 6(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-53151) filed via EDGAR on June 30, 1995.



               (c) Distribution Agreement between the Registrant and Prudential Securities Incorporated (Class
                    C shares), incorporated by reference to
                    Exhibit No. 6(c) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-53151) filed via EDGAR on June 30, 1995.


               (d) Form of Selected Dealer Agreement, incorporated by reference to Exhibit 6(e) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-53151) filed on June 23, 1994.


               (e)  Form of Distribution Agreement between the
                    Registrant and Prudential Securities Incorporated (Class Z shares).*


          7.   Not Applicable.

          8. Custodian Contract between the Registrant and Brown Brothers Harriman & Co., incorporated by reference to
               Exhibit 8 to the Registration Statement on Form N-1A (File No. 33-53151) filed on January 6, 1995.

          9.   Transfer Agency and Service Agreement between the
               Registrant and Prudential Mutual Fund Services,
               Inc., incorporated by reference to Exhibit 9 to the Registration Statement on Form N-1A (File No. 33-53151) filed on January 6, 1995.

          10. Opinion of Shereff, Friedman, Hoffman & Goodman, LLP, incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-53151) filed on June 23, 1994).

          11.  Consent of Independent Accountants.*

          12.  Not Applicable.

          13.  Purchase Agreement, incorporated by reference to
               Exhibit 13 to the Registration Statement on Form N-1A (File No. 33-53151) filed on January 6, 1995.

          14.  Not Applicable.

          15. (a) Distribution and Service Plan for Class A Shares, incorporated by reference to Exhibit 15 to the Registration Statement on Form N-1A (File No. 33-53151) filed on January 6, 1995.

               (b) Distribution and Service Plan for Class B Shares, incorporated by reference to Exhibit 15 to the Registration Statement on Form N-1A (File No. 33-53151) filed on January 6, 1995.

               (c) Distribution and Service Plan for Class C Shares, incorporated by reference to Exhibit 15 to the Registration Statement on Form N-1A (File No. 33-53151) filed on January 6, 1995.

          16. Schedule of Computation of Performance Quotations, incorporated by reference to Exhibit 16 to the Registration Statement on Form N-1A (File No. 33-53151) filed on January 6, 1995.


          17. Financial Data Schedules filed as Exhibit 27 for electronic purposes.*



          18.  Form of Rule 18f-3 Plan.*

-----------
* Filed herewith.

Item 25. Persons Controlled by or under Common Control with

Registrant.

     None.

Item 26. Number of Holders of Securities.


     As of February 9, 1996, there were 5,667, 18,300, 810 and 0 record holders of Class A, Class B, Class C and Class Z common stock, $.001 par value per share, of the Registrant, respectively.


Item 27. Indemnification.

     As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VI of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2-418 of the Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of each Distribution Agreement (Exhibit 6 to the Registration Statement), each Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

     The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

     Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

          The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

     Under Section 17(h) of the 1940 Act, it is the position of the staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Under its Articles of Incorporation, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff's position on Section 17(h) advances will be limited in the following respect:

     (1) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

     (2) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

     (3) Such promise must be secured by a surety bond or other suitable insurance; and

     (4) Such surety bond or other insurance must be paid for by the recipient of such advance.

Item 28. Business and other Connections of Investment Adviser

     (a)  Prudential Mutual Fund Management, Inc.

     See "Management of the Fund-Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).

     The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is One Seaport
Plaza, New York, NY 10292.

Name and Address         Position with PMF        Principal Occupation
Brendan D. Boyle         Executive Vice           Executive Vice President, Director
                         President, Director      of Marketing and Director, PMF;
                         of Marketing and         Senior Vice President, Prudential
                         Director                 Securities Incorporated (Prudential
                                                  Securities); Chairman and
                                                  Director, Prudential Mutual Fund
                                                  Distributors, Inc. (PMFD)

                                      C-5

Stephen P. Fisher        Senior Vice President    Senior Vice President, PMF;
                                                  Senior Vice President,
                                                  Prudential Securities; Vice
                                                  President, PMFD

Frank W. Giordano        Executive Vice           Executive Vice President,
                         President, General       General Counsel, Secretary and
                         Counsel, Secretary       Director, PMF and PMFD; Senior Vice
                         and Director             President, Prudential Securities;
                                                  Director, Prudential Mutual Fund
                                                  Services, Inc. (PMFS)

Robert F. Gunia          Executive Vice           Executive Vice President,
                         President, Chief         Chief Financial and
                         Financial and            Administrative Officer,
                         Administrative Officer,  Treasurer and Director, PMF;
                         Treasurer and Director   Senior Vice President,
                                                  Prudential Securities; Executive
                                                  Vice President, Treasurer,
                                                  Comptroller and Director, PMFD;
                                                  Director PMFS

Theresa A. Hamacher      Director                 Vice President, Prudential;
Prudential Plaza                                  President, Director and
Newark, N.J. 07102                                Chief Executive Officer, PIC;
                                                  Director, PMF


Timothy J. O'Brien       Director                 President, Chief Executive
Raritan Plaza One                                 Officer, Chief Operating
Edison, N.J. 08837                                Officer and Director,
                                                  PMFD; President, Chief
                                                  Executive Officer and
                                                  Director, PMFS; Director, PMF


Richard A. Redeker       President, Chief         President, Chief Executive
                         Executive Officer        Officer and Director, PMF;
                         and Director             Executive Vice President,
                                                  Director and Member of the
                                                  Operating Committee, Prudential
                                                  Securities; Director, Prudential
                                                  Securities Group, Inc. (PSG);
                                                  Executive Vice President, PIC;
                                                  Director, PMFD; Director, PMFS

S. Jane Rose             Senior Vice President,   Senior Vice President, Senior
                         Senior Counsel and       Counsel and Assistant Secretary,
                         Assistant Secretary      PMF; Senior Vice President
                                                  and Senior Counsel,

                                      C-6

                                                  Prudential Securities

     (b)  The Prudential Investment Corporation (PIC)

     See "Management of the Fund--Subadviser" in the Prospectus constituting Part A of this Registration Statement and "Subadviser" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07101.

Name and Address         Position with PIC             Principal Occupations
William M. Bethke        Senior Vice President         Senior Vice President,
Two Gateway Center                                     Prudential; Senior Vice
Newark, NJ 07102                                       President, PIC


Barry M. Gillman         Director                      Director, PIC


Theresa A. Hamacher      Vice President                Vice President, Prudential;
                                                       Vice President, PIC; President,
                                                       Prudential Investment

                                                       Advisors; Director, PMF

Harry E. Knapp, Jr.      President, Chairman of        Vice President, Prudential;
                         the Board, Director and       President, Director and Chief
                         Chief Executive Officer       Executive Officer, PIC



                                      C-7

Richard A. Redeker       Executive Vice President      President, Chief Executive
One Seaport Plaza                                      Officer and Director, PMF;
New York, N.Y. 10292                                   Executive Vice President,
                                                       Director and Member of the
                                                       Operating Committee, Prudential
                                                       Securities; Director, PSG;
                                                       Executive Vice President, PIC;
                                                       Director, PMFD; Director, PMFS



John L. Reeve            Senior Vice President         Managing Director, Prudential
                                                       Asset Management Group; Senior
                                                       Vice President, PIC



Eric A. Simonson         Vice President and            Vice President and Director,
                         Director                      PIC; Executive Vice President,
                                                       Prudential



Claude J. Zinngrabe, Jr. Executive Vice                Executive Vice President, PIC;
                         President                     Vice President, Prudential


Item 29.  Principal Underwriters


     (a) Prudential Securities Incorporated



     Prudential Securities is distributor for Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential Government Securities Trust (Intermediate Term Series, Money Market Series and U.S. Treasury Money Market Series), Prudential MoneyMart Assets, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Special Money Market Fund, Inc., Prudential Tax-Free Money Fund, Inc. Prudential Jennison fund, Inc., The Target Portfolio Trust, Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Utility Fund, Inc., The Global Government Plus Fund, Inc., The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund) and The BlackRock Government Income Trust. Prudential Securities is also a depositor for the following unit investment trust:



                 Corporate Investment Trust Fund
                 Prudential Equity Trust Shares
                 National Equity Trust
                 Prudential Unit Trusts
                 Government Securities Equity Trust
                 National Municipal Trust

     (b) Information concerning the directors and officers of Prudential Securities Incorporated is set forth below:



                              Positions and                 Positions and
                              Offices with                  Offices with
     Name (1)                 Underwriter                   Registrant
Robert Golden.............    Executive Vice President      None
One New York Plaza              and Director
New York, N.Y. 10292

Alan D. Hogan.............    Executive Vice President      None
                                and Director

George A. Murray..........    Executive Vice President      None
                                and Director

Leland B. Paton...........    Executive Vice President      None
One New York Plaza              and Director
New York, N.Y. 10292

Martin Pfinsgraff.........    Executive Vice President,     None
                                Chief Financial Officer
                                and Director

Vincent T. Pica, II.......    Executive Vice President      None
One New York Plaza              and Director
New York, N.Y. 10292

Richard A. Redeker........    Executive Vice President      President and Director
                                and Director

Hardwick Simmons..........    Chief Executive Officer,      None
                                President and Director

                                      C-9



Lee B. Spencer ...........    Executive Vice President,     None
                                Secretary, General
                                Counsel and Director




     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.


-------------
     (1) The address of each person named is One Seaport Plaza, New York, New York 10292 unless otherwise indicated.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of Brown Brothers Harriman & Co. 40 Water Street, Boston, Massachusetts 02109, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey, the Registrant, One Seaport Plaza, New York, New York, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey. Documents required by Rules 31a-1(b)(5), (6),
(7), (9), (10) and (11) and 31a-1(f) will be kept at Two Gateway Center, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of
Section 31(a) and the Rules promulgated thereunder will be kept by Brown Brothers Harriman & Co. and Prudential Mutual Fund Services, Inc.

Item 31. Management Services

     Other than as set forth under the captions "Management of the Fund-Manager" and "Management of the Fund-Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 32. Undertakings

     Registrant makes the following undertaking:

     To furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 7th day of March, 1996.


                    PRUDENTIAL EUROPE GROWTH FUND, INC.

                         By  /s/ Richard A. Redeker
                           -----------------------------
                             Richard A. Redeker
                             President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


      Signature               Title               Date
     /s/Thomas R. Anderson    Director            March 7, 1996
---------------------------
     Thomas R. Anderson

     /s/Eugene C. Dorsey      Director            March 7, 1996
---------------------------
     Eugene C. Dorsey

     /s/Richard A. Redeker    President and       March 7, 1996
---------------------------   Director
     Richard A. Redeker

     /s/Robin B. Smith        Director            March 7, 1996
---------------------------
     Robin B. Smith

     /s/Grace Torres          Treasurer and       March 7, 1996
---------------------------   Principal
     Grace Torres             Financial and
                              Accounting Officer

                      PRUDENTIAL EUROPE GROWTH FUND, INC.

                                 EXHIBIT INDEX

1(a) Articles of Incorporation, incorporated by reference to
     Exhibit 1 to the Registration Statement on Form N-1A (File No. 33-53131) filed on April 15, 1994).


 (b) Certificate of Correction to Articles of Incorporation, incorporated by reference to Exhibit 1 to the Registration
     Statement on Form N-1A (File No. 33-53151) filed on January 6,
     1995.



 (c) Articles Supplementary.*


2. By-Laws, incorporated by reference to Exhibit 2 to the Registration Statement on Form N-1A (File No. 33-53131) filed on April 15, 1994).

4. Instruments defining rights of shareholders, incorporated by reference to Exhibit 4 to the Registration Statement on Form
     N-1A (File No. 33-53131) filed on April 15, 1994).

5(a) Management Agreement between the Registrant and Prudential
     Mutual Fund Management, Inc., incorporated by reference to
     Exhibit 5 to the Registration Statement on Form N-1A (File
     No. 33-53151) filed on January 6, 1995.


 (b) Subadvisory Agreement between Prudential Mutual Fund
     Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit 5 to the Registration
     Statement on Form N-1A (File No. 33-53151) filed on January
     6, 1995.



6(a) Distribution Agreement between the Registrant and Prudential
     Mutual Fund Distributors, Inc. (Class A Shares), incorporated by reference to Exhibit No. 6(a) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-53151) filed via EDGAR on June 30, 1995.



 (b) Distribution Agreement between the Registrant and Prudential
     Securities Incorporated (Class B shares), incorporated by reference to Exhibit No. 6(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-53151) filed via EDGAR on June 30, 1995.



 (c) Distribution Agreement between the Registrant and Prudential
     Securities Incorporated (Class C shares), incorporated by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-53151) filed via EDGAR on June 30, 1995.



 (d) Form of Selected Dealer Agreement, incorporated by reference to Exhibit 6(e) to Pre-Effective Amendment No. 1 to the
     Registration Statement on Form N-1A (File No. 33-53131) filed on June 23, 1994.



 (e) Form of Distribution Agreement between the Registrant and
     Prudential Securities Incorporated (Class Z shares).*


8.   Custodian Contract between the Registrant and Brown Brothers
     Harriman & Co., incorporated by reference to Exhibit 8 to the Registration Statement on Form N-1A (File No. 33-53151) filed on January 6, 1995.

9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to Exhibit 8 to the Registration Statement on Form
     N-1A (File No. 33-53151) filed on January 6, 1995.

10. Opinion of Shereff, Friedman, Hoffman & Goodman, LLP, incorporated by reference to Exhibit 10 to Pre-Effective
     Amendment No. 1 to the Registration Statement on Form N-1A
     (File No. 33-53131) filed on June 23, 1994.

11.  Consent of Independent Accountants.*

13.  Purchase Agreement, incorporated by reference to Exhibit 13 to the Registration Statement on Form N-1A (File No. 33-53151) filed on January 6, 1995.

15(a) Distribution and Service Plan for Class A Shares, incorporated by reference to Exhibit 15 to the Registration Statement on Form N-1A (File No. 33-53151) filed on January 6, 1995.

  (b) Distribution and Service Plan for Class B Shares, incorporated by reference to Exhibit 15 to the Registration Statement on Form N-1A (File No. 33-53151) filed on January 6, 1995.


  (c) Distribution and Service Plan for Class C Shares, incorporated by reference to Exhibit 15 to the Registration Statement on Form N-1A (File No. 33-53151) filed on January 6, 1995.

16. Schedule of Computation of Performance Quotations, incorporated by reference to Exhibit 16 to the Registration Statement on Form N-1A (File No. 33-53151) filed on January 6, 1995.


17. Financial Data Schedules filed as Exhibit 27 for electronic purposes.*



18.  Form of Rule 18f-3 Plan.*


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* Filed herewith.